Financial risk management - Value at risk (Details) - Currency risk - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of confidence level to determine value at risk	95.00%
Probability percentage that potential loss not exceed value at risk	95.00%
Probability percentage that potential loss will be at minimum equal to value at risk	5.00%
Total VaR	€ 11	€ 9
Impact on profit	12	15
Impact on OCI	31	21
Average for the year
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	7	9
Impact on profit	12	18
Impact on OCI	19	30
Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	4	6
Impact on profit	10	8
Impact on OCI	14	15
Impact on CTA	0	0
Maximum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total VaR	13	18
Impact on profit	15	32
Impact on OCI	31	41
Impact on CTA	€ 0	€ 0